UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2019

Date of reporting period: September 30, 2019

Item 1.  Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2019
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.6%

	Shares	Value
Belgium — 0.9%
Anheuser-Busch InBev ADR	8,410	$800,211

Canada — 1.2%
Canadian Pacific Railway	5,185	1,153,455

Denmark — 1.7%
Novo Nordisk ADR	29,945	1,548,157

France — 2.0%
LVMH Moet Hennessy Louis Vuitton ADR	24,070	1,909,954

Netherlands — 2.1%
ASML Holding, Cl G	7,875	1,956,307

Switzerland — 3.5%
Nestle ADR	17,228	1,867,515
Roche Holding ADR	39,640	1,444,878

		3,312,393

United States — 88.2%

Communication Services — 13.6%
Alphabet, Cl C *	3,295	4,016,605
Comcast, Cl A	54,741	2,467,725
Facebook, Cl A *	27,465	4,890,967
Walt Disney	10,660	1,389,211

		12,764,508

Consumer Discretionary — 5.7%
Amazon.com *	1,660	2,881,611
McDonald’s	5,923	1,271,727
NIKE, Cl B	12,700	1,192,784

		5,346,122

Consumer Staples — 11.8%
Altria Group	33,437	1,367,573
Coca-Cola	45,002	2,449,909
Estee Lauder, Cl A	14,507	2,886,168
PepsiCo	14,495	1,987,265
Philip Morris International	31,299	2,376,533

		11,067,448

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — (continued)

Energy — 6.4%
Chevron	17,252	$2,046,087
ConocoPhillips	13,954	795,099
Enterprise Products Partners (A)	30,080	859,686
Exxon Mobil	32,118	2,267,852

		5,968,724

Financials — 13.8%
American Express	16,090	1,903,125
Berkshire Hathaway, Cl B *	1,794	373,188
BlackRock, Cl A	4,420	1,969,729
Chubb	11,956	1,930,177
Intercontinental Exchange	12,000	1,107,240
JPMorgan Chase	24,469	2,879,757
Progressive Corp	12,625	975,281
S&P Global	7,273	1,781,739

		12,920,236

Health Care — 6.3%
Abbott Laboratories	24,655	2,062,884
AbbVie	14,263	1,079,994
Intuitive Surgical *	2,630	1,420,016
UnitedHealth Group	6,220	1,351,730

		5,914,624

Industrials — 5.1%
Union Pacific	10,263	1,662,401
United Technologies	13,776	1,880,700
Verisk Analytics, Cl A	7,525	1,190,003

		4,733,104

Information Technology — 21.8%
Apple	21,579	4,833,048
Automatic Data Processing	3,865	623,888
Broadridge Financial Solutions	5,000	622,150
Mastercard, Cl A	1,985	539,067
Microsoft	48,125	6,690,819
Texas Instruments	30,161	3,898,008
Visa, Cl A	19,110	3,287,111

		20,494,091

Materials — 3.7%
Air Products & Chemicals	5,164	1,145,685
Linde	6,503	1,259,761

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
SEPTEMBER 30, 2019
(Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — (continued)

Materials — (continued)
Sherwin-Williams	1,905	$1,047,503

		3,452,949

		82,661,806

TOTAL COMMON STOCK (Cost $41,083,548)		93,342,283

SHORT-TERM INVESTMENTS(B) — 0.3%

JPMorgan 100% U.S. Treasury Securities Money Market Fund, Cl Premier, 1.590%	55,010	55,010
SEI Daily Income Trust Government Fund, Cl F, 1.800%	211,770	211,771

TOTAL SHORT-TERM INVESTMENTS (Cost $266,781)		266,781

TOTAL INVESTMENTS— 99.9% (Cost $41,350,329)		$93,609,064

Percentages are based on Net Assets of $93,725,815.

*	Non-income producing security.
(A)	Security considered a Master Limited Partnership. At September 30, 2019, such securities amounted to $859,686, or 0.9% of Net Assets
(B)	Rate shown is the 7-day effective yield as of September 30, 2019.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For the period September 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SAR-QH-001-1200

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 22, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 22, 2019